Pay vs Performance Disclosure		12 Months Ended
	Jan. 02, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021	Dec. 28, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

The Dodd-Frank Wall Street Reform Act and Consumer Protection Act of 2010 and the compensation disclosure rules of the SEC require us to disclose the following information regarding “compensation actually paid” to our NEOs and certain financial performance measures. The dollar amounts for “compensation actually paid” are calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily reflect the actual amount of compensation earned by or paid to our NEOs in the applicable year. For information on our compensation policies and decisions regarding our named executive officers, including how we align executive compensation with Company performance, see the Compensation Discussion and Analysis beginning on page 30.
Year(1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s) ($)	Adjusted Operating Income(4) (000s) ($)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2022	4,273,302	757,223	1,083,585	619,971	117.10	110.82	42,122	87,795
2021	5,728,490	7,851,512	1,465,467	1,896,550	144.98	164.38	128,244	204,749
2020	3,976,328	6,500,375	1,026,347	2,021,763	136.83	139.14	36,277	134,148
(1)
The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark
2020	L. Reade Fahs	Patrick R. Moore, Bill Clark, Jared Brandman, Joan Blackwood

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for stock options, the fair value calculated using the Black-Scholes-Merton option pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing stock price on the applicable revaluation date as the current market price and the volatility, dividend rates, expected term and risk free interest rates determined as of the revaluation date, (2) for RSU awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, and (3) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date. The estimated probability of achievement of the 2019 PSUs, which were based on Adjusted EBITDA growth, was 117% at fiscal year end (FYE) 2019, 122% at FYE 2020, 155% at FYE 2021, and 155% at vesting in 2022. The estimated probability of achievement of the 2020 PSUs, which were based on Adjusted EBITDA growth, was 108% at FYE 2020, 108% at FYE 2021, and 108% at FYE 2022. The estimated probability of achievement of the 2021 PSUs which are based on growth in Adjusted Operating Income and ROIC, was 100% at FYE 2021 and 67% at FYE 2022. The estimated probability of achievement of the 2022 PSUs, which are based on growth in Adjusted Operating Income and ROIC, was 33% at FYE 2022.

(3)
As required by SEC rules, “compensation actually paid” to our PEO for the years presented in the table reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table (SCT)	4,273,302	5,728,490	3,976,328
Less, Value of Stock and Option Awards Reported in SCT	(3,250,006)	(2,750,013)	(2,250,059)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,204,204	2,836,856	3,316,596
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,351,558)	759,174	1,149,761
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(1,118,719)	1,277,005	307,750
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(3,516,079)	2,123,022	2,524,047
“Compensation Actually Paid” for Fiscal year	757,223	7,851,512	6,500,375

(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the years presented in the table reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table (SCT)	$1,083,585	$1,465,467	$1,026,347
Less, Value of Stock and Option Awards Reported in SCT	(645,055)	(525,068)	(455,028)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	516,423	517,200	670,713
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(127,463)	(17,991)	347,183
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(113,522)	456,943	432,548
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Minus, Forfeited Awards in Fiscal Year	(93,997)
Total Adjustments	(463,641)	431,084	995,416
“Compensation Actually Paid” for Fiscal year	619,971	1,896,550	2,021,763

(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2022 10-K pursuant to Item 201(e) of Regulation S-K.

(6)
Adjusted Operating Income is a non-GAAP measure that we define as net income, plus interest expense and income tax provision (benefit), further adjusted to exclude stock compensation expense, loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, amortization of acquisition intangibles and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Company Selected Measure Name		Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]
(1)
The table below shows who were the Principal Executive Officer (“PEO”) and Non-PEO NEOs for the indicated year:

Year	PEO	Non-PEO NEOs
2022	L. Reade Fahs	Patrick R. Moore, Jared Brandman, Bill Clark, Joseph VanDette, Roger Francis
2021	L. Reade Fahs	Patrick R. Moore, Roger Francis, Jared Brandman, Bill Clark
2020	L. Reade Fahs	Patrick R. Moore, Bill Clark, Jared Brandman, Joan Blackwood

Peer Group Issuers, Footnote [Text Block]
(5)
Company and Peer Group Total Shareholder Return for each year represents what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 27, 2019. The peer group used for this purpose is the Nasdaq US Benchmark Retail Index, which is the same peer group as reflected in the Performance Graph included in our 2022 10-K pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 3,976,328	$ 4,273,302	$ 5,728,490
PEO Actually Paid Compensation Amount	6,500,375	$ 757,223	7,851,512
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
As required by SEC rules, “compensation actually paid” to our PEO for the years presented in the table reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table (SCT)	4,273,302	5,728,490	3,976,328
Less, Value of Stock and Option Awards Reported in SCT	(3,250,006)	(2,750,013)	(2,250,059)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	2,204,204	2,836,856	3,316,596
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(1,351,558)	759,174	1,149,761
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(1,118,719)	1,277,005	307,750
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Total Adjustments	(3,516,079)	2,123,022	2,524,047
“Compensation Actually Paid” for Fiscal year	757,223	7,851,512	6,500,375

Non-PEO NEO Average Total Compensation Amount	1,026,347	$ 1,083,585	1,465,467
Non-PEO NEO Average Compensation Actually Paid Amount	2,021,763	$ 619,971	1,896,550
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
As required by SEC rules, “compensation actually paid” to our non-PEO NEOs for the years presented in the table reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	2022 ($)	2021 ($)	2020 ($)
Total Reported in Summary Compensation Table (SCT)	$1,083,585	$1,465,467	$1,026,347
Less, Value of Stock and Option Awards Reported in SCT	(645,055)	(525,068)	(455,028)
Plus, Fiscal Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding	516,423	517,200	670,713
Plus/Minus, Change in Fair Value of Prior Year Awards that are Unvested and Outstanding	(127,463)	(17,991)	347,183
Plus, Fair Market Value of Awards Granted this Year that Vested this Year	—	—	—
Plus/Minus, Change in Fair Value (from Prior Fiscal Year-End) of Prior Year Awards that Vested this Year	(113,522)	456,943	432,548
Minus, Prior Fiscal Year-End Fair Value of Prior Year Awards that Failed to Vest this Year	—	—	—
Minus, Forfeited Awards in Fiscal Year	(93,997)
Total Adjustments	(463,641)	431,084	995,416
“Compensation Actually Paid” for Fiscal year	619,971	1,896,550	2,021,763

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid and Adjusted Operating Income
Tabular List [Table Text Block]
Financial Performance Measures
The table below lists our most important performance measures used to link “compensation actually paid” for our NEOs to Company performance, over the fiscal year ending December 31, 2022. Growth in Adjusted EBITDA was the performance metric for our 2020 PSUs for which the performance period ended in 2022, and ROIC is a key metric for our 2021 and 2022 PSUs. For more information on our STIP and actual payouts for each NEO, see “Annual Cash Incentive Program—Short Term Incentive Plan (STIP)” beginning on page 35. For more information on our 2022 PSU awards and the actual payouts for our 2020 PSUs for each NEO, see “Long-Term Incentive Program” beginning on page 36. The performance measures included in this table are not ranked by relative importance.
Most Important Financial Measures
Adjusted Operating Income Net Income Adjusted Comparable Store Sales Growth Adjusted EBITDA Adjusted Diluted EPS Share Price ROIC

Total Shareholder Return Amount	136.83	$ 117.1	144.98
Peer Group Total Shareholder Return Amount	139.14	110.82	164.38
Net Income (Loss)	$ 36,277	$ 42,122	$ 128,244
Company Selected Measure Amount	134,148	87,795	204,749
PEO Name		L. Reade Fahs
Adjusted EBITDA Growth Achievement Of The 2019 PSUs	122.00%	155.00%	155.00%		117.00%
Adjusted EBITDA Growth Achievement Of The 2020 PSUs		108.00%	108.00%	108.00%
Adjusted Operating Income and ROIC Achievement Of The 2021 PSUs		67.00%	100.00%
Adjusted Operating Income and ROIC Achievement Of The 2022 PSUs		33.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Non-GAAP Measure Description [Text Block]
(6)
Adjusted Operating Income is a non-GAAP measure that we define as net income, plus interest expense and income tax provision (benefit), further adjusted to exclude stock compensation expense, loss on extinguishment of debt, asset impairment, litigation settlement, secondary offering expenses, management realignment expenses, long-term incentive plan expenses, amortization of acquisition intangibles and other expenses. For an explanation of our non-GAAP financial measures and a reconciliation of Adjusted Operating Income to the most directly comparable GAAP measures, see Appendix A to this proxy statement. We chose Adjusted Operating Income as our company selected measure because it was the most important financial performance measure used to link compensation actually paid to our PEO and Non-PEO NEOs to Company performance for the most recently completed fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Comparable Store Sales Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted EPS
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Share Price
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name		ROIC
PEO [Member] | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,250,059)	$ (3,250,006)	$ (2,750,013)
PEO [Member] | Fiscal Year-End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,316,596	2,204,204	2,836,856
PEO [Member] | Change In Fair Value Of Prior Year Awards That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,149,761	(1,351,558)	759,174
PEO [Member] | Change In Fair Value (From Prior Fiscal Year-End) Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	307,750	(1,118,719)	1,277,005
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,524,047	(3,516,079)	2,123,022
Non-PEO NEO [Member] | Value Of Stock And Option Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(455,028)	(645,055)	(525,068)
Non-PEO NEO [Member] | Fiscal Year-End Value Of Awards Granted In Fiscal Year That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	670,713	516,423	517,200
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	347,183	(127,463)	(17,991)
Non-PEO NEO [Member] | Change In Fair Value (From Prior Fiscal Year-End) Of Prior Year Awards That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	432,548	(113,522)	456,943
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 995,416	(463,641)	$ 431,084
Non-PEO NEO [Member] | Forfeited Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (93,997)